REPURCHASE OF TREASURY SHARES (Details)													1 Months Ended	12 Months Ended
	Jul. 08, 2024 shares	Jun. 04, 2024 ARS ($)	May 07, 2024 ARS ($) $ / shares	May 07, 2024 ARS ($) $ / shares	Apr. 19, 2024 ARS ($) $ / shares	Apr. 19, 2024 ARS ($) $ / shares	Dec. 27, 2022 $ / shares	Dec. 27, 2022 $ / shares	Sep. 13, 2022 $ / shares	Sep. 13, 2022 $ / shares	Jul. 20, 2022 ARS ($) $ / shares	Jul. 20, 2022 ARS ($) $ / shares	Feb. 07, 2026 ARS ($) shares	Dec. 31, 2025 ARS ($) shares
Program for the acquisition of own shares
Cancellation of treasury shares														3 years
Number of shares outstanding (in shares)														442,671,830
Shares repurchase program in 2022
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $											$ 2,000,000,000	$ 2,000,000,000		$ 23,765,755,000
Shares authorized to be repurchased (as percent)											10.00%	10.00%
Share repurchase term											250 days	250 days
Initial approval of repurchase program
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $					$ 8,000,000,000	$ 8,000,000,000								13,888,133,000
Shares authorized to be repurchased (as percent)					10.00%	10.00%
Share repurchase term					120 days	120 days
Modification of shares repurchase program
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $			$ 4,000,000,000	$ 4,000,000,000										6,665,686,000
Shares authorized to be repurchased (as percent)			10.00%	10.00%
Share repurchase term			120 days	120 days
Final amendment of second shares repurchase program
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $		$ 8,000,000,000												$ 13,888,133,000
Shares authorized to be repurchased (as percent)		10.00%
Maximum repurchase of shares, percentage on average daily transaction volume		25.00%
American Depositary Shares | Maximum | Shares repurchase program in 2022
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares							$ 2.7		$ 2.7		$ 2.2
American Depositary Shares | Maximum | Initial approval of repurchase program
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares					$ 8
American Depositary Shares | Maximum | Modification of shares repurchase program
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares			$ 10
Class B Shares
Program for the acquisition of own shares
Number of treasury shares cancelled (in shares)														12,310,611
Number Of Votes Per Share | $														1
Acquisition cost of ordinary shares, repurchased. | $														$ 15,505,688,000
Number of shares outstanding (in shares)														380,933,642
Number of shares acquired and held in treasury (in shares)														4,940,665
Percentage of share capital held in treasury (as percent)														1.1161%
Class B Shares | Shares repurchase program in 2024
Program for the acquisition of own shares
Shares repurchased (in shares)	18,991,157
Share repurchased (as percent)	4.1581%
Class B Shares | Share repurchase program
Program for the acquisition of own shares
Number of treasury shares cancelled (in shares)													1,739,881
Number Of Votes Per Share | $													1
Class B Shares | Maximum | Shares repurchase program in 2022
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares								$ 200		$ 155		$ 138
Class B Shares | Maximum | Initial approval of repurchase program
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares						$ 1,600
Class B Shares | Maximum | Modification of shares repurchase program
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares				$ 2,400
Class A ordinary shares
Program for the acquisition of own shares
Number of shares outstanding (in shares)														61,738,188
ByMA Class B shares | Shares repurchase program in 2024
Program for the acquisition of own shares
Shares repurchased (in shares)	4,940,665
Share repurchase execution (as percent)	99.78%
Share repurchased (as percent)	1.0818%